Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt at December 31, 2013 and 2012 is summarized as follows:

(Dollars in thousands)
	2013	2012
IBERIABANK:
Federal Home Loan Bank notes, 2.395% to 7.04%	$92,267	$233,812
Notes payable - Investment fund contribution, 7 to 40 year term, 0.50% to 5.00% fixed	76,570	77,703

	168,837	311,515

IBERIABANK Corporation:
Statutory Trust I, 3 month LIBOR (1), plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR (1), plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR (1), plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR (1), plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR (1), plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR (1), plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR (1), plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR (1), plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR (1), plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR (1), plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR (1), plus 2.79%	7,732	7,732

	111,862	111,862

	$280,699	$423,377

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. The 3-month LIBOR rate was 0.25% and 0.31% at December 31, 2013 and 2012, respectively.

Maturities of Long-Term Debt and Advances

Advances and long-term debt at December 31, 2013 have maturities or call dates in future years as follows:

(Dollars in thousands)
2014	$10,344
2015	1,220
2016	28,863
2017	50,567
2018	7,900
2019 and thereafter	181,805

$280,699